Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2025	2024
Current tax assets	$2,925	$4,583
Prepaid expenses	1,862	3,395
Others	3,184	3,623
Prepaid expenses and other current assets	$7,971	$11,601